ROPES & GRAY LLP

PRUDENTIAL TOWER

800 BOYLSTON STREET

BOSTON, MASSACHUSETTS 02199

PHONE: 617-951-7000

FAX: 617-951-7050

James M. Forbes 617-235-4765 James.Forbes@ropesgray.com

September 2, 2014

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	GMO Series Trust (the “Trust”) (File Nos. 333-174627 and 811-22564)

Ladies and Gentlemen:

On behalf of the Trust, and pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and Rule 497(j) thereunder, we hereby represent that the form of the GMO Series Trust Prospectus and Statement of Additional Information (relating to each of the twelve series of the Trust), that would have been filed pursuant to the requirements of Rule 497(c) under the Securities Act, would not have differed from those contained in Post-Effective Amendment No. 16 to the Trust’s Registration Statement under the Securities Act and Amendment No. 18 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (“Amendment No. 16/18”), as filed electronically with the Commission on August 29, 2014. Amendment No. 16/18 became effective on August 31, 2014.

If you have any questions or need any clarification concerning the foregoing or this transmission, please contact the undersigned at 617-235-4765.

Very truly yours,

/s/ James M. Forbes

James M. Forbes

cc:	Jason Harrison, Esq.

Thomas R. Hiller, Esq.

Elizabeth J. Reza, Esq.